                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 05/31

Date of reporting period: 08/31

                               PORTFOLIO HOLDINGS

                                      FOR

                       RIVERSOURCE INCOME BUILDER SERIES

                                AT AUG. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Basic Income Fund
AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (58.9%)(b)
                                                  SHARES                   VALUE(A)
FLOATING RATE (5.2%)
RiverSource Floating Rate Fund                    1,494,647             $14,393,452
-----------------------------------------------------------------------------------

GLOBAL BOND (2.6%)
RiverSource Global Bond Fund                      1,089,966               7,259,171
-----------------------------------------------------------------------------------

HIGH YIELD (4.4%)
RiverSource High Yield Bond Fund                  4,296,213              12,201,245
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.6%)
RiverSource Inflation Protected Securities
 Fund                                             1,299,597              12,619,087
-----------------------------------------------------------------------------------

INTERNATIONAL (5.2%)
RiverSource Emerging Markets Bond Fund            1,426,896              14,425,920
-----------------------------------------------------------------------------------

INVESTMENT GRADE (36.9%)
RiverSource Diversified Bond Fund                 3,710,585              17,885,020
RiverSource U.S. Government Mortgage Fund        16,818,037              83,753,824
                                                                    ---------------
Total                                                                   101,638,844
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $164,083,161)                                                   $162,537,719
-----------------------------------------------------------------------------------

EQUITY FUNDS (29.8%)(b)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (10.1%)
RiverSource Dividend Opportunity Fund             2,969,491             $28,061,694
-----------------------------------------------------------------------------------

INTERNATIONAL (4.2%)
RiverSource Disciplined International Equity
 Fund                                               991,266              11,468,953
-----------------------------------------------------------------------------------

REAL ESTATE (2.5%)
RiverSource Real Estate Fund                        437,748               6,802,604
-----------------------------------------------------------------------------------

U.S. LARGE CAP (10.1%)
RiverSource Disciplined Equity Fund               3,770,838              27,828,788
-----------------------------------------------------------------------------------

U.S. SMALL CAP (2.9%)
RiverSource Disciplined Small Cap Value Fund        793,041               7,898,692
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $78,252,610)                                                     $82,060,731
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (3.5%)(b)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                        932,466              $9,660,347
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,640,431)                                                       $9,660,347
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (7.6%)(b)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                 20,899,585             $20,899,585
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $20,899,585)                                                     $20,899,585
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $272,875,787)(c)                                                $275,158,382
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2007.

(b) See Note 6 to the financial statements in the most recent Annual Report dated May 31, 2007.

(c) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $272,876,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $5,147,000
Unrealized depreciation                                              (2,865,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $2,282,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 1 RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

RiverSource Income Builder Basic Income Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Enhanced Income Fund
AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (60.3%)(b)
                                                  SHARES               VALUE(A)
FLOATING RATE (19.7%)
RiverSource Floating Rate Fund                    6,895,779             $66,406,350
-----------------------------------------------------------------------------------

GLOBAL BOND (1.8%)
RiverSource Global Bond Fund                        937,057               6,240,799
-----------------------------------------------------------------------------------

HIGH YIELD (19.2%)
RiverSource High Yield Bond Fund                 22,841,904              64,871,007
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.1%)
RiverSource Inflation Protected Securities
 Fund                                                36,501                 354,423
-----------------------------------------------------------------------------------

INTERNATIONAL (13.4%)
RiverSource Emerging Markets Bond Fund            4,472,666              45,218,652
-----------------------------------------------------------------------------------

INVESTMENT GRADE (6.1%)
RiverSource Diversified Bond Fund                   465,559               2,243,996
RiverSource U.S. Government Mortgage Fund         3,676,633              18,309,632
                                                                    ---------------
Total                                                                    20,553,628
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $208,885,090)                                                   $203,644,859
-----------------------------------------------------------------------------------

EQUITY FUNDS (35.0%)(b)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (14.7%)
RiverSource Dividend Opportunity Fund             5,271,238             $49,813,202
-----------------------------------------------------------------------------------

INTERNATIONAL (7.3%)
RiverSource Disciplined International Equity
 Fund                                             2,120,071              24,529,218
-----------------------------------------------------------------------------------

REAL ESTATE (4.3%)
RiverSource Real Estate Fund                        924,817              14,371,652
-----------------------------------------------------------------------------------

U.S. LARGE CAP (6.3%)
RiverSource Disciplined Equity Fund               2,884,505              21,287,649
-----------------------------------------------------------------------------------

U.S. SMALL CAP (2.4%)
RiverSource Disciplined Small Cap Value Fund        828,466               8,251,520
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $112,159,374)                                                   $118,253,241
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.0%)(b)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      1,308,928             $13,560,499
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $13,257,817)                                                     $13,560,499
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (0.6%)(b)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  2,030,760              $2,030,760
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $2,030,760)                                                       $2,030,760
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $336,333,041)(c)                                                $337,489,359
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2007.

(b) See Note 6 to the financial statements in the most recent Annual Report dated May 31, 2007.

(c) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $336,333,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $8,602,000
Unrealized depreciation                                              (7,446,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,156,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Moderate Income Fund
AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (60.4%)(b)
                                                  SHARES               VALUE(A)
FLOATING RATE (15.7%)
RiverSource Floating Rate Fund                    9,773,648             $94,120,229
-----------------------------------------------------------------------------------

GLOBAL BOND (1.7%)
RiverSource Global Bond Fund                      1,561,940              10,402,523
-----------------------------------------------------------------------------------

HIGH YIELD (6.1%)
RiverSource High Yield Bond Fund                 12,973,425              36,844,527
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.3%)
RiverSource Inflation Protected Securities
 Fund                                             2,022,441              19,637,899
-----------------------------------------------------------------------------------

INTERNATIONAL (7.8%)
RiverSource Emerging Markets Bond Fund            4,644,048              46,951,329
-----------------------------------------------------------------------------------

INVESTMENT GRADE (25.8%)
RiverSource Diversified Bond Fund                 5,798,020              27,946,457
RiverSource U.S. Government Mortgage Fund        25,471,621             126,848,674
                                                                    ---------------
Total                                                                   154,795,131
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $369,156,203)                                                   $362,751,638
-----------------------------------------------------------------------------------

EQUITY FUNDS (34.5%)(b)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (15.7%)
RiverSource Dividend Opportunity Fund             9,927,441             $93,814,316
-----------------------------------------------------------------------------------

INTERNATIONAL (3.7%)
RiverSource Disciplined International Equity
 Fund                                             1,900,835              21,992,660
-----------------------------------------------------------------------------------

REAL ESTATE (3.0%)
RiverSource Real Estate Fund                      1,176,613              18,284,559
-----------------------------------------------------------------------------------

U.S. LARGE CAP (10.4%)
RiverSource Disciplined Equity Fund               8,467,204              62,487,969
-----------------------------------------------------------------------------------

U.S. SMALL CAP (1.7%)
RiverSource Disciplined Small Cap Value Fund      1,048,900              10,447,044
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $196,067,234)                                                   $207,026,548
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (3.9%)(b)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      2,277,807             $23,598,080
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $23,372,617)                                                     $23,598,080
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.1%)(b)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  6,847,435              $6,847,435
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $6,847,435)                                                       $6,847,435
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $595,443,489)(c)                                                $600,223,701
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2007.

(b) See Note 6 to the financial statements in the most recent Annual Report dated May 31, 2007.

(c) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $595,443,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $13,724,000
Unrealized depreciation                                               (8,943,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                           $4,781,000
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Income Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2007


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 30, 2007